DEFINED CONTRIBUTION PENSION (Tables)	12 Months Ended
Dec. 31, 2023
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	Year Ended December 31,
(in thousands)	2023	2022
Research and development	$90	$108
Selling, general and administration	65	52
Total	$155	$160